Revenue from collaboration agreements - Summary of Deferred revenue related to the collaboration agreements (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Revenue [abstract]
Current	€ 95,521	€ 100,401
Non-current	75,298	115,527
Total	€ 170,819	€ 215,928